SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

                                -----------------

Cash Management Fund Institutional      DWS International Equity Fund            DWS Short Duration Plus Fund
Cash Management Fund Investment         DWS International Select Equity Fund     DWS Short-Term Municipal Bond Fund
Cash Reserves Fund Institutional        DWS Japan Equity Fund                    DWS Small Cap Growth Fund
Daily Assets Fund Institutional         DWS Lifecycle Long Range Fund            DWS U.S. Bond Index Fund
DWS Core Fixed Income Fund              DWS Micro Cap Fund                       Money Market Fund Investment
DWS EAFE(R) Equity Index Fund           DWS Mid Cap Growth Fund                  NY Tax Free Money Fund
DWS Equity 500 Index Fund               DWS RREEF Real Estate Securities Fund    Tax Free Money Fund Investment
DWS High Income Plus Fund               DWS Short Duration Fund                  Treasury Money Fund
DWS Inflation Protected Plus Fund                                                Treasury Money Fund Investment

--------------------------------------------------------------------------------


The following information revises "The investment advisor" section in the funds' prospectuses:

Effective December 31, 2006, Deutsche Asset Management, Inc. ("DeAM, Inc."), the above-noted funds' current investment advisor, will be merged into Deutsche Investment Management Americas Inc. ("DIMA"). The Boards of the funds have approved a new investment management agreement between each fund and DIMA. The new investment management agreements are identical in substance to the current investment management agreements for each fund, except for the named investment advisor. DeAM, Inc. and DIMA are each indirect, wholly owned subsidiaries of Deutsche Bank AG.


               Please Retain This Supplement for Future Reference




                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

December 29, 2006
st-Mini-Mega